Equity - Employee share compensation - Narrative (Details) shares in Millions	12 Months Ended
	Jun. 30, 2021 shares £ / shares	Jun. 30, 2020 £ / shares	Jun. 30, 2019 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of executive share options exercisable (in shares) | shares	3.2
Exercise price of executive share options exercisable (in GBP per share)	£ 20.50
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in GBP per share)	12.32	£ 10.80	£ 9.52
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in GBP per share)	£ 34.83	£ 34.83	£ 27.73
Diageo Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum target level share options plan	100.00%
Diageo Long Term Incentive Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	20.00%
Diageo Long Term Incentive Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	25.00%
Savings plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount of option price	20.00%
Savings plans | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period over which savings plans are deducted from net pay	3 years
Savings plans | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period over which savings plans are deducted from net pay	5 years
Compound annual growth in profit before exceptional items over three years | Diageo Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weight of performance target	40.00%
Compound annual growth in organic net sales over three years | Diageo Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weight of performance target	40.00%
Environmental, social and governance priorities | Diageo Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weight of performance target	20.00%